ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA


                             Financial Statements


                              December 31, 1995

ALLIANZ LIFE VARIABLE ACCOUNT A
OF ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

INDEPENDENT AUDITORS' REPORT

The Board of Directors of Allianz Life Insurance Company of North America and Policyholders of Allianz Life Variable Account A:


We have audited the accompanying statements of assets and liabilities of the sub-accounts of Allianz Life Variable Account A as of December 31, 1995, and the related statements of operations and changes in net assets for each of the years in the three-year period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.
Investment securities held in custody for the benefit of the Variable Account were confirmed to us by the Franklin Valuemark Funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the assets and liabilities of the sub-accounts of Allianz Life Variable Account A at December 31, 1995, and the results of their operations and the changes in their net assets for each of the years in the three-year period then ended, in conformity with generally accepted accounting principles.



                                             KPMG Peat Marwick LLP


Minneapolis, Minnesota
January 22, 1996


                                        ALLIANZ LIFE VARIABLE ACCOUNT A
                                                       of
                                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                      Statements of Assets and Liabilities

                                               December 31, 1995

                                                                                                         U.S.
                                               Money    Growth and  Precious    High     Real Estate  Government
                                               Market     Income     Metals    Income    Securities   Securities
                                                Fund       Fund       Fund      Fund        Fund         Fund
                                              --------  ----------  --------  ---------  -----------  ----------
Investments at net asset value:

 Franklin Valuemark Funds:
  Money Market Fund, 688,783
   shares, cost $688,783                      $688,783           -         -          -            -           -
  Growth and Income Fund,
   61,923 shares, cost $784,975                      -   1,061,358         -          -            -           -
  Precious Metals Fund,
   11,972 shares, cost $155,552                      -           -   168,569          -            -           -
  High Income Fund, 94,672
   shares, cost $1,083,932                           -           -         -  1,293,220            -           -
  Real Estate Securities Fund,
   9,253 shares, cost $129,563                       -           -         -          -      161,011           -
  U.S. Government Securities Fund,
   46,630 shares, cost $493,541                      -           -         -          -            -     652,815
                                              --------  ----------  --------  ---------  -----------  ----------

     Total assets                              688,783   1,061,358   168,569  1,293,220      161,011     652,815
                                              --------  ----------  --------  ---------  -----------  ----------

Liabilities:

 Accrued mortality and expense risk charges      5,545       6,553     3,028      8,702        1,189       4,693
 Accrued administrative charges                  1,386       1,639       757      2,176          297       1,173
                                              --------  ----------  --------  ---------  -----------  ----------

     Total liabilities                           6,931       8,192     3,785     10,878        1,486       5,866
                                              --------  ----------  --------  ---------  -----------  ----------

     Net assets                               $681,852   1,053,166   164,784  1,282,342      159,525     646,949
                                              ========  ==========  ========  =========  ===========  ==========

Policy owners' equity (note 5)                $681,852   1,053,166   164,784  1,282,342      159,525     646,949
                                              ========  ==========  ========  =========  ===========  ==========


See accompanying notes to financial statements.


                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                            of
                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                     Statements of Assets and Liabilities (Continued)

                                     December 31, 1995

                                                           Zero     Zero     Zero
                                               Utility    Coupon   Coupon   Coupon   Global
                                                Equity    Fund -   Fund -   Fund -   Income
                                                 Fund      2000     2005     2010     Fund
                                              ----------  -------  -------  -------  ------
Investments at net asset value:

 Franklin Valuemark Funds:
  Utility Equity Fund, 87,060
   shares, cost $1,090,116                    $1,558,380        -        -        -       -
  Zero Coupon Fund - 2000,
   22,437 shares, cost $242,285                        -  352,928        -        -       -
  Zero Coupon Fund - 2005,
   19,602 shares, cost $206,775                        -        -  340,680        -       -
  Zero Coupon Fund - 2010,
   6,514 shares, cost $87,335                          -        -        -  117,505       -
  Global Income Fund,
   6,678 shares, cost $83,776                          -        -        -        -  89,882
                                              ----------  -------  -------  -------  ------

     Total assets                              1,558,380  352,928  340,680  117,505  89,882
                                              ----------  -------  -------  -------  ------

Liabilities:

 Accrued mortality and expense risk charges        9,966    2,805    2,816    1,415     683
 Accrued administrative charges                    2,492      701      704      354     171
                                              ----------  -------  -------  -------  ------

     Total liabilities                            12,458    3,506    3,520    1,769     854
                                              ----------  -------  -------  -------  ------

     Net assets                               $1,545,922  349,422  337,160  115,736  89,028
                                              ==========  =======  =======  =======  ======

Policy owners' equity (note 5)                $1,545,922  349,422  337,160  115,736  89,028
                                              ==========  =======  =======  =======  ======


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Assets and Liabilities (Continued)

                                                   December 31, 1995

                                               Investment                Adjustable  Templeton               Templeton
                                                  Grade        Income       U.S.      Pacific    Rising    International
                                              Intermediate   Securities  Government   Growth    Dividends     Equity
                                                Bond Fund       Fund        Fund       Fund       Fund         Fund
                                              -------------  ----------  ----------  ---------  ---------  -------------
Investments at net asset value:

 Franklin Valuemark Funds:
  Investment Grade Intermediate Bond
   Fund, 4,694 shares, cost $62,378           $      65,953           -           -          -          -              -
  Income Securities Fund,
   32,025 shares, cost $485,185                           -     527,453           -          -          -              -
  Adjustable U.S. Government Fund,
   2,355 shares, cost $25,140                             -           -      25,340          -          -              -
  Templeton Pacific Growth Fund,
   21,600 shares, cost $283,997                           -           -           -    300,461          -              -
  Rising Dividends Fund,
   10,919 shares, cost $121,353                           -           -           -          -    138,230              -
  Templeton International Equity Fund,
   41,923 shares, cost $541,531                           -           -           -          -          -        558,415
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total assets                                    65,953     527,453      25,340    300,461    138,230        558,415
                                              -------------  ----------  ----------  ---------  ---------  -------------

Liabilities:

 Accrued mortality and expense risk charges             771       2,710         380      1,958        881          2,511
 Accrued administrative charges                         192         677          95        489        220            628
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Total liabilities                                  963       3,387         475      2,447      1,101          3,139
                                              -------------  ----------  ----------  ---------  ---------  -------------

     Net assets                               $      64,990     524,066      24,865    298,014    137,129        555,276
                                              =============  ==========  ==========  =========  =========  =============

Policy owners' equity (note 5)                $      64,990     524,066      24,865    298,014    137,129        555,276
                                              =============  ==========  ==========  =========  =========  =============


See accompanying notes to financial statements.


                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                            of
                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                     Statements of Assets and Liabilities (Continued)

                                     December 31, 1995

                                               Templeton              Templeton
                                              Developing   Templeton    Global
                                                Markets     Global      Asset       Total
                                                Equity      Growth    Allocation     All
                                                 Fund        Fund        Fund       Funds
                                              -----------  ---------  ----------  ---------
Investments at net asset value:

 Franklin Valuemark Funds:
  Templeton Developing Markets Equity
   Fund, 21,362 shares, cost $207,452         $   208,923          -           -
  Templeton Global Growth Fund,
   29,782 shares, cost $326,613                         -    349,937           -
  Templeton Global Asset Allocation
   Fund, 21 shares, cost $236                           -          -         221
                                              -----------  ---------  ----------

     Total assets                                 208,923    349,937         221  8,660,064
                                              -----------  ---------  ----------  ---------

Liabilities:

 Accrued mortality and expense risk charges           883      1,262           1     58,752
 Accrued administrative charges                       221        316           -     14,688
                                              -----------  ---------  ----------  ---------

     Total liabilities                              1,104      1,578           1     73,440
                                              -----------  ---------  ----------  ---------

     Net assets                               $   207,819    348,359         220  8,586,624
                                              ===========  =========  ==========  =========

Policy owners' equity (note 5)                $   207,819    348,359         220  8,586,624
                                              ===========  =========  ==========  =========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                                          of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                               Statements of Operations

                                 For the years ended December 31, 1995, 1994 and 1993

                                                                                          Growth    Growth    Growth
                                                         Money       Money      Money      and       and        and
                                                         Market     Market     Market     Income    Income    Income
                                                          Fund       Fund       Fund       Fund      Fund      Fund
                                                       ----------  ---------  ---------  --------  --------  ---------
                                                          1995       1994       1993       1995      1994      1993
                                                       ----------  ---------  ---------  --------  --------  ---------
Investment income:
  Dividends reinvested in fund shares                  $  33,164     14,466      9,437    10,179     4,301      5,989
                                                       ----------  ---------  ---------  --------  --------  ---------

Expenses:
  Mortality and expense risk charges                       4,898      2,689      2,266     5,842     3,726      4,110
  Administrative charges                                   1,225        672        567     1,460       932      1,028
                                                       ----------  ---------  ---------  --------  --------  ---------

     Total expenses                                        6,123      3,361      2,833     7,302     4,658      5,138
                                                       ----------  ---------  ---------  --------  --------  ---------

     Investment income (loss), net                        27,041     11,105      6,604     2,877      (357)       851

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds          -          -          -    22,157     8,957          -
                                                       ----------  ---------  ---------  --------  --------  ---------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   965,636    513,009    202,473    97,576   114,661    228,561
   Cost of investments sold                             (965,636)  (513,009)  (202,473)  (77,218)  (94,631)  (188,907)
                                                       ----------  ---------  ---------  --------  --------  ---------

     Total realized gains (losses) on
      sales of investments, net                                -          -          -    20,358    20,030     39,654
                                                       ----------  ---------  ---------  --------  --------  ---------

     Realized gains (losses) on investments, net               -          -          -    42,515    28,987     39,654

  Net change in unrealized appreciation
   (depreciation) on investments                               -          -          -   184,273   (45,642)    19,332
                                                       ----------  ---------  ---------  --------  --------  ---------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net          -          -          -   226,788   (16,655)    58,986
                                                       ----------  ---------  ---------  --------  --------  ---------

Net increase (decrease) in net assets from operations  $  27,041     11,105      6,604   229,665   (17,012)    59,837
                                                       ==========  =========  =========  ========  ========  =========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Operations (Continued)

                                For the years ended December 31, 1995, 1994 and 1993

                                                        Precious   Precious   Precious     High      High      High
                                                         Metals     Metals     Metals     Income    Income    Income
                                                          Fund       Fund       Fund       Fund      Fund      Fund
                                                       ----------  ---------  ---------  --------  --------  --------
                                                          1995       1994       1993       1995      1994      1993
                                                       ----------  ---------  ---------  --------  --------  --------
Investment income:
  Dividends reinvested in fund shares                  $   3,600        626      1,029    78,044    44,601    37,831
                                                       ----------  ---------  ---------  --------  --------  --------

Expenses:
  Mortality and expense risk charges                       2,489        700        999     7,709     6,671     6,406
  Administrative charges                                     622        175        250     1,927     1,668     1,602
                                                       ----------  ---------  ---------  --------  --------  --------

     Total expenses                                        3,111        875      1,249     9,636     8,339     8,008
                                                       ----------  ---------  ---------  --------  --------  --------

     Investment income (loss), net                           489       (249)      (220)   68,408    36,262    29,823

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds      2,665          -          -         -     6,061         -
                                                       ----------  ---------  ---------  --------  --------  --------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   161,878     11,123    220,760    47,176    51,287    40,079
   Cost of investments sold                             (146,847)    (9,528)  (208,874)  (39,566)  (45,931)  (35,650)
                                                       ----------  ---------  ---------  --------  --------  --------

     Total realized gains (losses) on
      sales of investments, net                           15,031      1,595     11,886     7,610     5,356     4,429
                                                       ----------  ---------  ---------  --------  --------  --------

     Realized gains (losses) on investments, net          17,696      1,595     11,886     7,610    11,417     4,429

  Net change in unrealized appreciation
   (depreciation) on investments                         (10,144)    (2,094)    49,249   122,964   (81,774)  110,533
                                                       ----------  ---------  ---------  --------  --------  --------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net      7,552       (499)    61,135   130,574   (70,357)  114,962
                                                       ----------  ---------  ---------  --------  --------  --------

Net increase (decrease) in net assets from operations  $   8,041       (748)    60,915   198,982   (34,095)  144,785
                                                       ==========  =========  =========  ========  ========  ========


See accompanying notes to financial statements.


                                                ALLIANZ LIFE VARIABLE ACCOUNT A
                                                               of
                                        ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Statements of Operations (Continued)

                                      For the years ended December 31, 1995, 1994 and 1993

                                                       Real         Real         Real         U.S.         U.S.         U.S.
                                                      Estate       Estate       Estate     Government   Government   Government
                                                    Securities   Securities   Securities   Securities   Securities   Securities
                                                       Fund         Fund         Fund         Fund         Fund         Fund
                                                   ------------  -----------  -----------  -----------  -----------  -----------
                                                       1995         1994         1993         1995         1994         1993
                                                   ------------  -----------  -----------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares              $     3,875          613          603       41,763       29,171       24,746
                                                   ------------  -----------  -----------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges                       833          672          385        3,974        3,380        4,158
  Administrative charges                                   208          168           96          994          845        1,039
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Total expenses                                      1,041          840          481        4,968        4,225        5,197
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Investment income (loss), net                       2,834         (227)         122       36,795       24,946       19,549

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                             -            -            -            -        2,285        3,795
                                                   ------------  -----------  -----------  -----------  -----------  -----------

  Realized gains (losses) on
   sales of investments:
   Proceeds from sales                                  22,803        5,838       10,124       33,799      131,317       22,770
   Cost of investments sold                            (19,244)      (4,033)      (7,269)     (26,326)     (99,718)     (16,285)
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses) on
      sales of investments, net                          3,559        1,805        2,855        7,473       31,599        6,485
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Realized gains (losses) on investments, net         3,559        1,805        2,855        7,473       33,884       10,280

  Net change in unrealized appreciation
   (depreciation) on investments                        14,488          759        5,891       56,173      (91,983)      27,413
                                                   ------------  -----------  -----------  -----------  -----------  -----------

     Total realized gains (losses) and
      unrealized appreciation (depreciation)
      on investments, net                               18,047        2,564        8,746       63,646      (58,099)      37,693
                                                   ------------  -----------  -----------  -----------  -----------  -----------

Net increase (decrease) in
 net assets from operations                        $    20,881        2,337        8,868      100,441      (33,153)      57,242
                                                   ============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                           ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                   ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                        Statements of Operations (Continued)

                                For the years ended December 31, 1995, 1994 and 1993

                                                                                           Zero       Zero     Zero
                                                         Utility    Utility    Utility    Coupon     Coupon   Coupon
                                                         Equity     Equity     Equity     Fund -     Fund -   Fund -
                                                          Fund       Fund       Fund       1995       1995     1995
                                                        ---------  ---------  ---------  ---------  --------  -------
                                                          1995       1994       1993       1995       1994     1993
                                                        ---------  ---------  ---------  ---------  --------  -------
Investment income:
  Dividends reinvested in fund shares                   $ 70,912     44,904     25,962     17,379    15,282   15,253
                                                        ---------  ---------  ---------  ---------  --------  -------

Expenses:
  Mortality and expense risk charges                       8,983      6,698      8,255       (594)    1,529    1,574
  Administrative charges                                   2,246      1,674      2,064       (149)      383      394
                                                        ---------  ---------  ---------  ---------  --------  -------

     Total expenses                                       11,229      8,372     10,319       (743)    1,912    1,968
                                                        ---------  ---------  ---------  ---------  --------  -------

     Investment income (loss), net                        59,683     36,532     15,643     18,122    13,370   13,285

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds          -      7,958        138         86       625    3,220
                                                        ---------  ---------  ---------  ---------  --------  -------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   112,297    183,473    185,645    273,701     4,692    5,351
   Cost of investments sold                              (88,887)  (138,153)  (121,008)  (236,082)   (3,908)  (4,170)
                                                        ---------  ---------  ---------  ---------  --------  -------

     Total realized gains (losses) on
      sales of investments, net                           23,410     45,320     64,637     37,619       784    1,181
                                                        ---------  ---------  ---------  ---------  --------  -------

     Realized gains (losses) on investments, net          23,410     53,278     64,775     37,705     1,409    4,401

  Net change in unrealized appreciation
   (depreciation) on investments                         259,686   (253,440)    47,455    (37,457)  (14,916)  (1,412)
                                                        ---------  ---------  ---------  ---------  --------  -------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net    283,096   (200,162)   112,230        248   (13,507)   2,989
                                                        ---------  ---------  ---------  ---------  --------  -------

 Net increase (decrease) in net assets from operations  $342,779   (163,630)   127,873     18,370      (137)  16,274
                                                        =========  =========  =========  =========  ========  =======


See accompanying notes to financial statements.


                                        ALLIANZ LIFE VARIABLE ACCOUNT A
                                                      of
                                ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Operations (Continued)

                             For the years ended December 31, 1995, 1994 and 1993

                                                         Zero      Zero     Zero     Zero      Zero      Zero
                                                        Coupon    Coupon   Coupon   Coupon    Coupon    Coupon
                                                        Fund -    Fund -   Fund -   Fund -    Fund -    Fund -
                                                         2000      2000     2000     2005      2005      2005
                                                       --------  --------  -------  -------  --------  --------
                                                         1995      1994     1993     1995      1994      1993
                                                       --------  --------  -------  -------  --------  --------
Investment income:
  Dividends reinvested in fund shares                  $13,993    14,292   12,537   12,928    11,417    12,406
                                                       --------  --------  -------  -------  --------  --------

Expenses:
  Mortality and expense risk charges                     2,179     1,769    1,943    2,227     1,741     2,279
  Administrative charges                                   545       442      486      557       435       570
                                                       --------  --------  -------  -------  --------  --------

     Total expenses                                      2,724     2,211    2,429    2,784     2,176     2,849
                                                       --------  --------  -------  -------  --------  --------

     Investment income (loss), net                      11,269    12,081   10,108   10,144     9,241     9,557

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds        -     2,038      637        -     3,569       138
                                                       --------  --------  -------  -------  --------  --------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   3,895    14,723    6,582    4,311    75,603    47,063
   Cost of investments sold                             (2,731)  (10,946)  (4,419)  (2,816)  (52,536)  (30,041)
                                                       --------  --------  -------  -------  --------  --------

     Total realized gains (losses) on
      sales of investments, net                          1,164     3,777    2,163    1,495    23,067    17,022
                                                       --------  --------  -------  -------  --------  --------

     Realized gains (losses) on investments, net         1,164     5,815    2,800    1,495    26,636    17,160

  Net change in unrealized appreciation
   (depreciation) on investments                        44,013   (41,764)  30,329   68,320   (72,608)   44,629
                                                       --------  --------  -------  -------  --------  --------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net   45,177   (35,949)  33,129   69,815   (45,972)   61,789
                                                       --------  --------  -------  -------  --------  --------

Net increase (decrease) in net assets from operations  $56,446   (23,868)  43,237   79,959   (36,731)   71,346
                                                       ========  ========  =======  =======  ========  ========


See accompanying notes to financial statements.


                                       ALLIANZ LIFE VARIABLE ACCOUNT A
                                                      of
                               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Operations (Continued)

                             For the years ended December 31, 1995, 1994 and 1993

                                                         Zero      Zero     Zero
                                                        Coupon    Coupon   Coupon    Global   Global   Global
                                                        Fund -    Fund -   Fund -    Income   Income   Income
                                                         2010      2010     2010      Fund     Fund     Fund
                                                       --------  --------  -------  --------  -------  -------
                                                         1995      1994     1993      1995     1994     1993
                                                       --------  --------  -------  --------  -------  -------
Investment income:
  Dividends reinvested in fund shares                  $ 3,109     7,316    5,501     2,871      494      798
                                                       --------  --------  -------  --------  -------  -------

Expenses:
  Mortality and expense risk charges                       916       926      827       470      129      151
  Administrative charges                                   229       231      207       118       32       38
                                                       --------  --------  -------  --------  -------  -------

     Total expenses                                      1,145     1,157    1,034       588      161      189
                                                       --------  --------  -------  --------  -------  -------

     Investment income (loss), net                       1,964     6,159    4,467     2,283      333      609

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain distributions on mutual funds        -     3,560      224         -      204      259
                                                       --------  --------  -------  --------  -------  -------

  Realized gains (losses) on sales of investments:
   Proceeds from sales                                   1,827    79,261    3,258    15,642    2,577      449
   Cost of investments sold                             (1,569)  (81,331)  (2,479)  (15,250)  (2,445)    (429)
                                                       --------  --------  -------  --------  -------  -------

     Total realized gains (losses) on
      sales of investments, net                            258    (2,070)     779       392      132       20
                                                       --------  --------  -------  --------  -------  -------

     Realized gains (losses) on investments, net           258     1,490    1,003       392      336      279

  Net change in unrealized appreciation
   (depreciation) on investments                        32,162   (29,320)  10,850     6,634   (2,030)   2,156
                                                       --------  --------  -------  --------  -------  -------

     Total realized gains (losses) and unrealized
      appreciation (depreciation) on investments, net   32,420   (27,830)  11,853     7,026   (1,694)   2,435
                                                       --------  --------  -------  --------  -------  -------

Net increase (decrease) in net assets from operations  $34,384   (21,671)  16,320     9,309   (1,361)   3,044
                                                       ========  ========  =======  ========  =======  =======


See accompanying notes to financial statements.


                                                 ALLIANZ LIFE VARIABLE ACCOUNT A
                                                               of
                                         ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                              Statements of Operations (Continued)

                                      For the years ended December 31, 1995, 1994 and 1993

                                                Investment     Investment     Investment
                                                  Grade           Grade          Grade        Income       Income       Income
                                               Intermediate   Intermediate   Intermediate   Securities   Securities   Securities
                                                Bond Fund       Bond Fund      Bond Fund       Fund         Fund         Fund
                                              --------------  -------------  -------------  -----------  -----------  -----------
                                                   1995           1994           1993          1995         1994         1993
                                              --------------  -------------  -------------  -----------  -----------  -----------
Investment income:
  Dividends reinvested in fund shares         $       3,949            253            195       19,772        2,467          813
                                              --------------  -------------  -------------  -----------  -----------  -----------

Expenses:
  Mortality and expense risk charges                    529            169             51        2,265          963          221
  Administrative charges                                132             42             13          566          241           55
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Total expenses                                     661            211             64        2,831        1,204          276
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Investment income (loss), net                    3,288             42            131       16,941        1,263          537

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments
  Realized capital gain
   distributions on mutual funds                          -             36             32        1,592          367          118
                                              --------------  -------------  -------------  -----------  -----------  -----------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                               44,251            577             85       55,949       29,910        5,434
   Cost of investments sold                         (43,145)          (565)           (77)     (55,228)     (30,339)      (4,871)
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Total realized gains (losses) on
      sales of investments, net                       1,106             12              8          721         (429)         563
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Realized gains (losses)
      on investments, net                             1,106             48             40        2,313          (62)         681

  Net change in unrealized appreciation
   (depreciation) on investments                      2,630            150            419       47,314       (9,527)       4,145
                                              --------------  -------------  -------------  -----------  -----------  -----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net              3,736            198            459       49,627       (9,589)       4,826
                                              --------------  -------------  -------------  -----------  -----------  -----------

Net increase (decrease) in
 net assets from operations                   $       7,024            240            590       66,568       (8,326)       5,363
                                              ==============  =============  =============  ===========  ===========  ===========

See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                            Statements of Operations (Continued)

                                    For the years ended December 31, 1995, 1994 and 1993

                                                    Adjustable   Adjustable   Adjustable   Templeton   Templeton   Templeton
                                                       U.S.         U.S.         U.S.       Pacific     Pacific     Pacific
                                                    Government   Government   Government     Growth      Growth      Growth
                                                       Fund         Fund         Fund         Fund        Fund        Fund
                                                   ------------  -----------  -----------  ----------  ----------  ----------
                                                       1995         1994         1993         1995        1994        1993
                                                   ------------  -----------  -----------  ----------  ----------  ----------
Investment income:
  Dividends reinvested in fund shares              $     1,373          184          192       4,502         347           -
                                                   ------------  -----------  -----------  ----------  ----------  ----------

Expenses:
  Mortality and expense risk charges                       139           27           34       1,485         689         315
  Administrative charges                                    35            7            9         371         172          79
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Total expenses                                        174           34           43       1,856         861         394
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Investment income (loss), net                       1,199          150          149       2,646        (514)       (394)

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments
  Realized capital gain
   distributions on mutual funds                             -            -            -       1,872         672           -
                                                   ------------  -----------  -----------  ----------  ----------  ----------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                                  11,606        8,733           82      60,917     116,746         743
   Cost of investments sold                            (11,571)      (8,814)         (80)    (59,672)   (108,205)       (666)
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Total realized gains (losses) on
      sales of investments, net                             35          (81)           2       1,245       8,541          77
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Realized gains (losses) on investments, net            35          (81)           2       3,117       9,213          77

  Net change in unrealized appreciation
   (depreciation) on investments                           240          (98)         (25)     13,125     (24,505)     28,189
                                                   ------------  -----------  -----------  ----------  ----------  ----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net                   275         (179)         (23)     16,242     (15,292)     28,266
                                                   ------------  -----------  -----------  ----------  ----------  ----------

Net increase (decrease) in
 net assets from operations                        $     1,474          (29)         126      18,888     (15,806)     27,872
                                                   ============  ===========  ===========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                              of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                             Statements of Operations (Continued)

                                     For the years ended December 31, 1995, 1994 and 1993

                                             Rising       Rising      Rising      Templeton       Templeton       Templeton
                                            Dividends   Dividends   Dividends   International   International   International
                                              Fund         Fund        Fund      Equity Fund     Equity Fund     Equity Fund
                                           -----------  ----------  ----------  --------------  --------------  --------------
                                              1995         1994        1993          1995            1994            1993
                                           -----------  ----------  ----------  --------------  --------------  --------------
Investment income:
  Dividends reinvested in fund shares      $    1,695         601          99           6,289              71               -
                                           -----------  ----------  ----------  --------------  --------------  --------------

Expenses:
  Mortality and expense risk charges              587         227         208           2,178             323              93
  Administrative charges                          147          57          52             545              81              23
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Total expenses                               734         284         260           2,723             404             116
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Investment income (loss), net                961         317        (161)          3,566            (333)           (116)

Realized gains (losses) and
 unrealized appreciation
 (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                    -           -           -           7,792              95               -
                                           -----------  ----------  ----------  --------------  --------------  --------------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                          6,910         752         394          37,517             895          88,730
   Cost of investments sold                    (6,447)       (796)       (402)        (36,911)           (878)        (84,735)
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Total realized gains (losses) on
      sales of investments, net                   463         (44)         (8)            606              17           3,995
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Realized gains (losses)
      on investments, net                         463         (44)         (8)          8,398             112           3,995

  Net change in unrealized appreciation
   (depreciation) on investments               19,701      (2,053)     (1,565)         19,054          (3,562)          1,391
                                           -----------  ----------  ----------  --------------  --------------  --------------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net       20,164      (2,097)     (1,573)         27,452          (3,450)          5,386
                                           -----------  ----------  ----------  --------------  --------------  --------------

Net increase (decrease) in
 net assets from operations                $   21,125      (1,780)     (1,734)         31,018          (3,783)          5,270
                                           ===========  ==========  ==========  ==============  ==============  ==============

See accompanying notes to financial statements.


                                              ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                      ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                           Statements of Operations (Continued)

                                   For the years ended December 31, 1995, 1994 and 1993

                                                    Templeton     Templeton   Templeton
                                                    Developing   Developing   Developing  Templeton   Templeton   Templeton
                                                     Markets       Markets     Markets      Global      Global     Global
                                                      Equity       Equity       Equity      Growth      Growth     Growth
                                                       Fund         Fund         Fund        Fund        Fund       Fund
                                                   ------------  -----------  ----------  ----------  ----------  ---------
                                                       1995         1994         1993        1995        1994       1993
                                                   ------------  -----------  ----------  ----------  ----------  ---------
Investment income:
  Dividends reinvested in fund shares              $       562            -            -      1,137           -           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

Expenses:
  Mortality and expense risk charges                     3,898        3,197            -      1,255          65           -
  Administrative charges                                   975          799            -        314          16           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Total expenses                                      4,873        3,996            -      1,569          81           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Investment income (loss), net                      (4,311)      (3,996)           -       (432)        (81)          -

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                           132            -            -          -           -           -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                                  37,410        2,518            -     28,814       3,901           -
   Cost of investments sold                            (37,995)      (2,585)           -    (28,227)     (3,952)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Total realized gains (losses) on
      sales of investments, net                           (585)         (67)           -        587         (51)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Realized gains (losses) on investments, net          (453)         (67)           -        587         (51)          -

  Net change in unrealized appreciation
   (depreciation) on investments                         4,422       (2,951)           -     23,468        (144)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net                 3,969       (3,018)           -     24,055        (195)          -
                                                   ------------  -----------  ----------  ----------  ----------  ---------

Net increase (decrease) in
 net assets from operations                        $      (342)      (7,014)           -     23,623        (276)          -
                                                   ============  ===========  ==========  ==========  ==========  =========

See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                          Statements of Operations (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                Templeton    Templeton   Templeton
                                                  Global       Global      Global
                                                  Asset        Asset       Asset        Total        Total       Total
                                                Allocation   Allocation  Allocation      All          All         All
                                                   Fund         Fund        Fund        Funds        Funds       Funds
                                               ------------  ----------  ----------  -----------  -----------  ----------
                                                   1995         1994        1993        1995         1994         1993
                                               ------------  ----------  ----------  -----------  -----------  ----------
Investment income:
  Dividends reinvested in fund shares          $         4            -           -     331,100      191,406     153,391
                                               ------------  ----------  ----------  -----------  -----------  ----------

Expenses:
  Mortality and expense risk charges                    25            -           -      52,287       36,290      34,275
  Administrative charges                                 6            -           -      13,073        9,072       8,572
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Total expenses                                     31            -           -      65,360       45,362      42,847
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Investment income (loss), net                     (27)           -           -     265,740      146,044     110,544

Realized gains (losses) and unrealized
 appreciation (depreciation) on investments:
  Realized capital gain
   distributions on mutual funds                         -            -           -      36,296       36,427       8,561
                                               ------------  ----------  ----------  -----------  -----------  ----------
  Realized gains (losses)
   on sales of investments:
   Proceeds from sales                                 168            -           -   2,024,083    1,351,596   1,068,583
   Cost of investments sold                           (151)           -           -  (1,901,519)  (1,212,303)   (912,835)
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Total realized gains (losses) on
      sales of investments, net                         17            -           -     122,564      139,293     155,748
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Realized gains (losses)
      on investments, net                               17            -           -     158,860      175,720     164,309

  Net change in unrealized appreciation
   (depreciation) on investments                       (15)           -           -     871,051     (677,502)    378,979
                                               ------------  ----------  ----------  -----------  -----------  ----------

     Total realized gains (losses)
      and unrealized appreciation
      (depreciation) on investments, net                 2            -           -   1,029,911     (501,782)    543,288
                                               ------------  ----------  ----------  -----------  -----------  ----------

Net increase (decrease) in
 net assets from operations                    $       (25)           -           -   1,295,651     (355,738)    653,832
                                               ============  ==========  ==========  ===========  ===========  ==========

See accompanying notes to financial statements.


                                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                                       of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                       Statements of Changes in Net Assets

                              For the years ended December 31, 1995, 1994 and 1993

                                                                                    Growth     Growth    Growth
                                                   Money       Money     Money       and        and        and
                                                  Market      Market     Market     Income     Income    Income
                                                   Fund        Fund       Fund       Fund       Fund      Fund
                                                -----------  ---------  --------  ----------  --------  ---------
                                                   1995        1994       1993       1995       1994      1993
                                                -----------  ---------  --------  ----------  --------  ---------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   27,041     11,105     6,604       2,877      (357)       851
  Realized gains (losses) on investments, net            -          -         -      42,515    28,987     39,654
  Net change in unrealized appreciation
   (depreciation) on investments                         -          -         -     184,273   (45,642)    19,332
                                                -----------  ---------  --------  ----------  --------  ---------

     Net increase (decrease) in net assets
      from operations                               27,041     11,105     6,604     229,665   (17,012)    59,837
                                                -----------  ---------  --------  ----------  --------  ---------
 Contract transactions (note 5):
  Purchase payments                              1,140,571    835,456         -     233,408    15,811          -
  Transfers between funds                         (843,539)  (442,767)   16,604     111,030    97,056    (88,021)
  Surrenders and terminations                      (48,126)  (101,035)  (66,017)    (54,886)  (49,775)   (67,969)
  Other transactions (note 2)                     (124,660)   (81,114)   (6,376)    (92,033)  (49,647)       400
                                                -----------  ---------  --------  ----------  --------  ---------

     Net increase (decrease) in net assets
      resulting from contract transactions         124,246    210,540   (55,789)    197,519    13,445   (155,590)
                                                -----------  ---------  --------  ----------  --------  ---------

Increase (decrease) in net assets                  151,287    221,645   (49,185)    427,184    (3,567)   (95,753)
                                                -----------  ---------  --------  ----------  --------  ---------

Net assets at beginning of year                    530,565    308,920   358,105     625,982   629,549    725,302
                                                -----------  ---------  --------  ----------  --------  ---------

Net assets at end of year                       $  681,852    530,565   308,920   1,053,166   625,982    629,549
                                                ===========  =========  ========  ==========  ========  =========


See accompanying notes to financial statements.


                                          ALLIANZ LIFE VARIABLE ACCOUNT A
                                                         of
                                  ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                  Statements of Changes in Net Assets (Continued)

                                For the years ended December 31, 1995, 1994 and 1993

                                                 Precious   Precious   Precious      High        High        High
                                                  Metals     Metals     Metals      Income      Income      Income
                                                   Fund       Fund       Fund        Fund        Fund        Fund
                                                ----------  ---------  ---------  ----------  ----------  ----------
                                                   1995       1994       1993        1995        1994        1993
                                                ----------  ---------  ---------  ----------  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     489       (249)      (220)     68,408      36,262      29,823
  Realized gains (losses) on investments, net      17,696      1,595     11,886       7,610      11,417       4,429
  Net change in unrealized appreciation
   (depreciation) on investments                  (10,144)    (2,094)    49,249     122,964     (81,774)    110,533
                                                ----------  ---------  ---------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      from operations                               8,041       (748)    60,915     198,982     (34,095)    144,785
                                                ----------  ---------  ---------  ----------  ----------  ----------
 Contract transactions (note 5):
  Purchase payments                                24,963        988          -      44,935       4,791           -
  Transfers between funds                          23,956     89,216   (102,112)     37,055     (10,182)     (1,243)
  Surrenders and terminations                     (81,139)    (8,168)         -     (14,331)    (14,141)          -
  Other transactions (note 2)                     (12,332)    (2,128)      (140)    (30,818)     (7,272)    (11,334)
                                                ----------  ---------  ---------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions        (44,552)    79,908   (102,252)     36,841     (26,804)    (12,577)
                                                ----------  ---------  ---------  ----------  ----------  ----------

Increase (decrease) in net assets                 (36,511)    79,160    (41,337)    235,823     (60,899)    132,208
                                                ----------  ---------  ---------  ----------  ----------  ----------

Net assets at beginning of year                   201,295    122,135    163,472   1,046,519   1,107,418     975,210
                                                ----------  ---------  ---------  ----------  ----------  ----------

Net assets at end of year                       $ 164,784    201,295    122,135   1,282,342   1,046,519   1,107,418
                                                ==========  =========  =========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                               ALLIANZ LIFE VARIABLE ACCOUNT A
                                                             of
                                       ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                       Statements of Changes in Net Assets (Continued)

                                    For the years ended December 31, 1995, 1994 and 1993

                                                    Real         Real         Real         U.S.         U.S.         U.S.
                                                   Estate       Estate       Estate     Government   Government   Government
                                                 Securities   Securities   Securities   Securities   Securities   Securities
                                                    Fund         Fund         Fund         Fund         Fund         Fund
                                                ------------  -----------  -----------  -----------  -----------  -----------
                                                    1995         1994         1993         1995         1994         1993
                                                ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     2,834         (227)         122       36,795       24,946       19,549
  Realized gains (losses) on investments, net         3,559        1,805        2,855        7,473       33,884       10,280
  Net change in unrealized appreciation
   (depreciation) on investments                     14,488          759        5,891       56,173      (91,983)      27,413
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      from operations                                20,881        2,337        8,868      100,441      (33,153)      57,242
                                                ------------  -----------  -----------  -----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                                  53,203        7,592            -       25,128        1,041            -
  Transfers between funds                            38,779       14,088       (4,205)      24,109     (111,346)      (8,013)
  Surrenders and terminations                        (8,139)           -            -      (18,462)           -            -
  Other transactions (note 2)                       (23,508)      (3,026)       1,380      (18,318)      (8,820)      (9,256)
                                                ------------  -----------  -----------  -----------  -----------  -----------

     Net increase (decrease) in net assets
      resulting from contract transactions           60,335       18,654       (2,825)      12,457     (119,125)     (17,269)
                                                ------------  -----------  -----------  -----------  -----------  -----------

Increase (decrease) in net assets                    81,216       20,991        6,043      112,898     (152,278)      39,973
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at beginning of year                      78,309       57,318       51,275      534,051      686,329      646,356
                                                ------------  -----------  -----------  -----------  -----------  -----------

Net assets at end of year                       $   159,525       78,309       57,318      646,949      534,051      686,329
                                                ============  ===========  ===========  ===========  ===========  ===========


See accompanying notes to financial statements.


                                         ALLIANZ LIFE VARIABLE ACCOUNT A
                                                        of
                                 ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                 Statements of Changes in Net Assets (Continued)

                               For the years ended December 31, 1995, 1994 and 1993

                                                                                       Zero       Zero      Zero
                                                  Utility     Utility     Utility     Coupon     Coupon    Coupon
                                                  Equity       Equity      Equity     Fund -     Fund -    Fund -
                                                   Fund         Fund        Fund       1995       1995      1995
                                                -----------  ----------  ----------  ---------  --------  --------
                                                   1995         1994        1993       1995       1994      1993
                                                -----------  ----------  ----------  ---------  --------  --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $   59,683      36,532      15,643     18,122    13,370    13,285
  Realized gains (losses) on investments, net       23,410      53,278      64,775     37,705     1,409     4,401
  Net change in unrealized appreciation
   (depreciation) on investments                   259,686    (253,440)     47,455    (37,457)  (14,916)   (1,412)
                                                -----------  ----------  ----------  ---------  --------  --------

     Net increase (decrease) in net assets
      from operations                              342,779    (163,630)    127,873     18,370      (137)   16,274
                                                -----------  ----------  ----------  ---------  --------  --------
 Contract transactions (note 5):
  Purchase payments                                116,016      11,599           -          -         -         -
  Transfers between funds                          124,589     (62,456)    (19,863)  (270,886)        -         -
  Surrenders and terminations                      (35,449)    (23,338)    (91,320)         -         -         -
  Other transactions (note 2)                      (76,186)    (39,723)    (18,834)    (2,815)   (3,292)   (3,050)
                                                -----------  ----------  ----------  ---------  --------  --------

     Net increase (decrease) in net assets
      resulting from contract transactions         128,970    (113,918)   (130,017)  (273,701)   (3,292)   (3,050)
                                                -----------  ----------  ----------  ---------  --------  --------

Increase (decrease) in net assets                  471,749    (277,548)     (2,144)  (255,331)   (3,429)   13,224
                                                -----------  ----------  ----------  ---------  --------  --------

Net assets at beginning of year                  1,074,173   1,351,721   1,353,865    255,331   258,760   245,536
                                                -----------  ----------  ----------  ---------  --------  --------

Net assets at end of year                       $1,545,922   1,074,173   1,351,721          -   255,331   258,760
                                                ===========  ==========  ==========  =========  ========  ========


See accompanying notes to financial statements.


                                      ALLIANZ LIFE VARIABLE ACCOUNT A
                                                     of
                              ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                              Statements of Changes in Net Assets (Continued)

                            For the years ended December 31, 1995, 1994 and 1993

                                                  Zero       Zero      Zero      Zero      Zero       Zero
                                                 Coupon     Coupon    Coupon    Coupon    Coupon     Coupon
                                                 Fund -     Fund -    Fund -    Fund -    Fund -     Fund -
                                                  2000       2000      2000      2005      2005       2005
                                                ---------  --------  --------  --------  ---------  --------
                                                  1995       1994      1993      1995      1994       1993
                                                ---------  --------  --------  --------  ---------  --------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $ 11,269    12,081    10,108    10,144      9,241     9,557
  Realized gains (losses) on investments, net      1,164     5,815     2,800     1,495     26,636    17,160
  Net change in unrealized appreciation
   (depreciation) on investments                  44,013   (41,764)   30,329    68,320    (72,608)   44,629
                                                ---------  --------  --------  --------  ---------  --------

     Net increase (decrease) in net assets
      from operations                             56,446   (23,868)   43,237    79,959    (36,731)   71,346
                                                ---------  --------  --------  --------  ---------  --------
 Contract transactions (note 5):
  Purchase payments                                    -         -         -         -          -         -
  Transfers between funds                         10,631         -         -         -    (41,224)  (31,627)
  Surrenders and terminations                          -    (7,535)        -         -    (28,826)        -
  Other transactions (note 2)                     (3,895)   (5,488)   (3,880)   (4,312)    (3,853)   (2,637)
                                                ---------  --------  --------  --------  ---------  --------

     Net increase (decrease) in net assets
      resulting from contract transactions         6,736   (13,023)   (3,880)   (4,312)   (73,903)  (34,264)
                                                ---------  --------  --------  --------  ---------  --------

Increase (decrease) in net assets                 63,182   (36,891)   39,357    75,647   (110,634)   37,082
                                                ---------  --------  --------  --------  ---------  --------

Net assets at beginning of year                  286,240   323,131   283,774   261,513    372,147   335,065
                                                ---------  --------  --------  --------  ---------  --------

Net assets at end of year                       $349,422   286,240   323,131   337,160    261,513   372,147
                                                =========  ========  ========  ========  =========  ========


See accompanying notes to financial statements.


                                     ALLIANZ LIFE VARIABLE ACCOUNT A
                                                    of
                             ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                             Statements of Changes in Net Assets (Continued)

                           For the years ended December 31, 1995, 1994 and 1993

                                                  Zero       Zero       Zero
                                                 Coupon     Coupon     Coupon    Global   Global   Global
                                                 Fund -     Fund -     Fund -    Income   Income   Income
                                                  2010       2010       2010      Fund     Fund     Fund
                                                ---------  ---------  --------  --------  -------  -------
                                                  1995       1994       1993      1995     1994     1993
                                                ---------  ---------  --------  --------  -------  -------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $  1,964      6,159     4,467     2,283      333      609
  Realized gains (losses) on investments, net        258      1,490     1,003       392      336      279
  Net change in unrealized appreciation
   (depreciation) on investments                  32,162    (29,320)   10,850     6,634   (2,030)   2,156
                                                ---------  ---------  --------  --------  -------  -------

     Net increase (decrease) in net assets
      from operations                             34,384    (21,671)   16,320     9,309   (1,361)   3,044
                                                ---------  ---------  --------  --------  -------  -------
 Contract transactions (note 5):
  Purchase payments                                    -          -         -    42,908    1,813        -
  Transfers between funds                              -    (74,884)   90,077    18,457   21,778        -
  Surrenders and terminations                          -          -         -    (6,040)       -        -
  Other transactions (note 2)                     (1,826)    (3,577)   (1,956)  (18,424)  (1,388)    (348)
                                                ---------  ---------  --------  --------  -------  -------

     Net increase (decrease) in net assets
      resulting from contract transactions        (1,826)   (78,461)   88,121    36,901   22,203     (348)
                                                ---------  ---------  --------  --------  -------  -------

Increase (decrease) in net assets                 32,558   (100,132)  104,441    46,210   20,842    2,696
                                                ---------  ---------  --------  --------  -------  -------

Net assets at beginning of year                   83,178    183,310    78,869    42,818   21,976   19,280
                                                ---------  ---------  --------  --------  -------  -------

Net assets at end of year                       $115,736     83,178   183,310    89,028   42,818   21,976
                                                =========  =========  ========  ========  =======  =======


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                       Investment     Investment     Investment
                                         Grade           Grade          Grade        Income       Income       Income
                                      Intermediate   Intermediate   Intermediate   Securities   Securities   Securities
                                       Bond Fund       Bond Fund      Bond Fund       Fund         Fund         Fund
                                     --------------  -------------  -------------  -----------  -----------  -----------
                                          1995           1994           1993          1995         1994         1993
                                     --------------  -------------  -------------  -----------  -----------  -----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $       3,288             42            131       16,941        1,263          537
  Realized gains (losses)
   on investments, net                       1,106             48             40        2,313          (62)         681
  Net change in unrealized
   appreciation (depreciation)
   on investments                            2,630            150            419       47,314       (9,527)       4,145
                                     --------------  -------------  -------------  -----------  -----------  -----------

     Net increase (decrease) in
       net assets from operations            7,024            240            590       66,568       (8,326)       5,363
                                     --------------  -------------  -------------  -----------  -----------  -----------
 Contract transactions (note 5):
  Purchase payments                         14,163          1,391              -      223,737       22,483            -
  Transfers between funds                    8,123         75,010              -      186,849      153,200        7,985
  Surrenders and terminations              (40,771)             -              -      (14,487)           -            -
  Other transactions (note 2)               (7,440)          (908)           (84)    (109,005)     (33,608)        (341)
                                     --------------  -------------  -------------  -----------  -----------  -----------

     Net increase (decrease) in
      net assets resulting from
      contract transactions                (25,925)        75,493            (84)     287,094      142,075        7,644
                                     --------------  -------------  -------------  -----------  -----------  -----------

Increase (decrease) in net assets          (18,901)        75,733            506      353,662      133,749       13,007
                                     --------------  -------------  -------------  -----------  -----------  -----------

Net assets at beginning of year             83,891          8,158          7,652      170,404       36,655       23,648
                                     --------------  -------------  -------------  -----------  -----------  -----------

Net assets at end of year            $      64,990         83,891          8,158      524,066      170,404       36,655
                                     ==============  =============  =============  ===========  ===========  ===========


See accompanying notes to financial statements.


                                             ALLIANZ LIFE VARIABLE ACCOUNT A
                                                            of
                                     ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                     Statements of Changes in Net Assets (Continued)

                                   For the years ended December 31, 1995, 1994 and 1993

                                                 Adjustable   Adjustable   Adjustable   Templeton   Templeton   Templeton
                                                    U.S.         U.S.         U.S.       Pacific     Pacific     Pacific
                                                 Government   Government   Government     Growth      Growth      Growth
                                                    Fund         Fund         Fund         Fund        Fund        Fund
                                                ------------  -----------  -----------  ----------  ----------  ----------
                                                    1995         1994         1993         1995        1994        1993
                                                ------------  -----------  -----------  ----------  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                 $     1,199          150          149       2,646        (514)       (394)
  Realized gains (losses) on investments, net            35          (81)           2       3,117       9,213          77
  Net change in unrealized appreciation
   (depreciation) on investments                        240          (98)         (25)     13,125     (24,505)     28,189
                                                ------------  -----------  -----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      from operations                                 1,474          (29)         126      18,888     (15,806)     27,872
                                                ------------  -----------  -----------  ----------  ----------  ----------
 Contract transactions (note 5):
  Purchase payments                                  12,633        5,636            -     141,914      13,634           -
  Transfers between funds                            11,222       (2,444)           -      74,887      91,481     109,893
  Surrenders and terminations                             -            -            -     (10,270)          -           -
  Other transactions (note 2)                        (7,891)        (358)         (81)    (92,189)    (67,497)       (543)
                                                ------------  -----------  -----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions           15,964        2,834          (81)    114,342      37,618     109,350
                                                ------------  -----------  -----------  ----------  ----------  ----------

Increase (decrease) in net assets                    17,438        2,805           45     133,230      21,812     137,222
                                                ------------  -----------  -----------  ----------  ----------  ----------

Net assets at beginning of year                       7,427        4,622        4,577     164,784     142,972       5,750
                                                ------------  -----------  -----------  ----------  ----------  ----------

Net assets at end of year                       $    24,865        7,427        4,622     298,014     164,784     142,972
                                                ============  ===========  ===========  ==========  ==========  ==========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                                            Templeton       Templeton       Templeton
                                       Rising       Rising      Rising    International   International   International
                                      Dividends   Dividends   Dividends       Equity          Equity          Equity
                                        Fund         Fund        Fund          Fund            Fund            Fund
                                     -----------  ----------  ----------  --------------  --------------  --------------
                                        1995         1994        1993          1995            1994            1993
                                     -----------  ----------  ----------  --------------  --------------  --------------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net      $      961         317        (161)          3,566            (333)           (116)
  Realized gains (losses)
   on investments, net                      463         (44)         (8)          8,398             112           3,995
  Net change in unrealized
   appreciation (depreciation)
   on investments                        19,701      (2,053)     (1,565)         19,054          (3,562)          1,391
                                     -----------  ----------  ----------  --------------  --------------  --------------

     Net increase (decrease) in
      net assets from operations         21,125      (1,780)     (1,734)         31,018          (3,783)          5,270
                                     -----------  ----------  ----------  --------------  --------------  --------------
 Contract transactions (note 5):
  Purchase payments                      52,764       4,169           -         297,409          32,269               -
  Transfers between funds                38,476       5,960      18,787         206,753         104,241          11,738
  Surrenders and terminations              (264)          -           -          (9,230)              -               -
  Other transactions (note 2)           (19,499)     (1,199)       (393)       (111,967)         (8,365)            (77)
                                     -----------  ----------  ----------  --------------  --------------  --------------

     Net increase (decrease) in
      net assets resulting from
      contract transactions              71,477       8,930      18,394         382,965         128,145          11,661
                                     -----------  ----------  ----------  --------------  --------------  --------------

Increase (decrease) in net assets        92,602       7,150      16,660         413,983         124,362          16,931
                                     -----------  ----------  ----------  --------------  --------------  --------------

Net assets at beginning of year          44,527      37,377      20,717         141,293          16,931               -
                                     -----------  ----------  ----------  --------------  --------------  --------------

Net assets at end of year            $  137,129      44,527      37,377         555,276         141,293          16,931
                                     ===========  ==========  ==========  ==============  ==============  ==============


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                 Templeton     Templeton   Templeton
                                                 Developing   Developing   Developing  Templeton   Templeton   Templeton
                                                  Markets       Markets     Markets      Global      Global     Global
                                                   Equity       Equity       Equity      Growth      Growth     Growth
                                                    Fund         Fund         Fund        Fund        Fund       Fund
                                                ------------  -----------  ----------  ----------  ----------  ---------
                                                    1995         1994         1993        1995        1994       1993
                                                ------------  -----------  ----------  ----------  ----------  ---------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                     ($4,311)      (3,996)           -       (432)        (81)          -
  Realized gains (losses) on investments, net          (453)         (67)           -        587         (51)          -
  Net change in unrealized appreciation
   (depreciation) on investments                      4,422       (2,951)           -     23,468        (144)          -
                                                ------------  -----------  ----------  ----------  ----------  ---------

     Net increase (decrease) in net assets
      from operations                                  (342)      (7,014)           -     23,623        (276)          -
                                                ------------  -----------  ----------  ----------  ----------  ---------
 Contract transactions (note 5):
  Purchase payments                                 169,165       19,997            -    237,156      27,117           -
  Transfers between funds                            63,297       44,206            -    114,188      45,458           -
  Surrenders and terminations                       (18,763)           -            -     (6,710)          -           -
  Other transactions (note 2)                       (61,489)      (1,238)           -    (86,658)     (5,539)          -
                                                ------------  -----------  ----------  ----------  ----------  ---------

     Net increase (decrease) in net assets
      resulting from contract transactions          152,210       62,965            -    257,976      67,036           -
                                                ------------  -----------  ----------  ----------  ----------  ---------

Increase (decrease) in net assets                   151,868       55,951            -    281,599      66,760           -
                                                ------------  -----------  ----------  ----------  ----------  ---------

Net assets at beginning of year                      55,951            -            -     66,760           -           -
                                                ------------  -----------  ----------  ----------  ----------  ---------

Net assets at end of year                       $   207,819       55,951            -    348,359      66,760           -
                                                ============  ===========  ==========  ==========  ==========  =========


See accompanying notes to financial statements.


                                            ALLIANZ LIFE VARIABLE ACCOUNT A
                                                           of
                                    ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                                    Statements of Changes in Net Assets (Continued)

                                  For the years ended December 31, 1995, 1994 and 1993

                                                 Templeton    Templeton   Templeton
                                                   Global       Global      Global
                                                   Asset        Asset       Asset       Total       Total       Total
                                                 Allocation   Allocation  Allocation     All         All         All
                                                    Fund         Fund        Fund       Funds       Funds       Funds
                                                ------------  ----------  ----------  ----------  ----------  ----------
                                                    1995         1994        1993        1995        1994        1993
                                                ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net assets:
 Operations:
  Investment income (loss), net                        ($27)           -           -    265,740     146,044     110,544
  Realized gains (losses) on investments, net            17            -           -    158,860     175,720     164,309
  Net change in unrealized appreciation
   (depreciation) on investments                        (15)           -           -    871,051    (677,502)    378,979
                                                ------------  ----------  ----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      from operations                                   (25)           -           -  1,295,651    (355,738)    653,832
                                                ------------  ----------  ----------  ----------  ----------  ----------
 Contract transactions (note 5):
  Purchase payments                                       -            -           -  2,830,073   1,005,787           -
  Transfers between funds                               311            -           -    (21,713)     (3,609)          -
  Surrenders and terminations                             -            -           -   (367,067)   (232,818)   (225,306)
  Other transactions (note 2)                           (66)           -           -   (905,331)   (328,040)    (57,550)
                                                ------------  ----------  ----------  ----------  ----------  ----------

     Net increase (decrease) in net assets
      resulting from contract transactions              245            -           -  1,535,962     441,320    (282,856)
                                                ------------  ----------  ----------  ----------  ----------  ----------

Increase (decrease) in net assets                       220            -           -  2,831,613      85,582     370,976
                                                ------------  ----------  ----------  ----------  ----------  ----------

Net assets at beginning of year                           -            -           -  5,755,011   5,669,429   5,298,453
                                                ------------  ----------  ----------  ----------  ----------  ----------

Net assets at end of year                       $       220            -           -  8,586,624   5,755,011   5,669,429
                                                ============  ==========  ==========  ==========  ==========  ==========


See accompanying notes to financial statements.

                       ALLIANZ LIFE VARIABLE ACCOUNT A

                                      of

               ALLIANZ LIFE INSURANCE COMPANY OF NORTH AMERICA

                        Notes to Financial Statements

                              December 31, 1995

1.  ORGANIZATION

Allianz Life Variable Account A (Variable Account) is a segregated investment account of Allianz Life Insurance Company of North America (Allianz Life) registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 (as amended). The Variable Account was established on May 31, 1985 and commenced operations September 8, 1987. Accordingly, it is an accounting entity wherein all segregated account transactions are reflected.

The Variable Account's assets are the property of Allianz Life and are held for the benefit of the owners and other persons entitled to payments under variable life policies issued through the Variable Account and underwritten by Allianz Life. The assets of the Variable Account, equal to the reserves and other liabilities of the Variable Account, are not chargeable with liabilities that arise from any other business which Allianz Life may conduct.

The Variable Account's sub-accounts may invest, at net asset values, in one or more of the funds of the Franklin Valuemark Funds (FVF), managed by Franklin Advisers, Inc., in accordance with the selection made by the policy owner. Not all funds are available as investment options for the products which comprise the Variable Account.

Certain officers and trustees of the FVF are also officers and/or directors of Franklin Advisers, Inc. and/or Allianz Life.

2.  SIGNIFICANT ACCOUNTING POLICIES

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS

Investments of the Variable Account are valued daily at market value using net asset values provided by Franklin Advisers, Inc.

Realized investment gains include realized gain distributions received from the respective funds and gains on the sale of fund shares as determined by the average cost method.

Realized gain distributions are reinvested in the respective funds. Dividend distributions received from the FVF are reinvested in additional shares of the FVF and are recorded as income to the Variable Account on the ex-dividend date.

A Fixed Account investment option is available to variable universal life policy owners. This account is comprised of equity and fixed income investments which are part of the general assets of Allianz Life. The liabilities of the Fixed Account are part of the general obligations of Allianz Life and are not included in the Variable Account. The guaranteed minimum rate of return on the Fixed Account is 3.5%.


The Templeton Developing Markets Equity Fund, Templeton Global Growth Fund and Fixed Account were added as available investment options on July 1, 1994. The Templeton Global Asset Allocation Fund and Small Cap Fund were added as available investment options on May 1, 1995 and November 1, 1995, respectively. The Small Cap Fund had no investment activity during 1995. The Zero Coupon - 1995 Fund matured and was closed on December 15, 1995.

In  April  1995,  the Equity Growth Fund name was changed to Growth and Income
Fund.

EXPENSES

ASSET BASED EXPENSES

A mortality and expense risk charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .60% of the daily net assets of the Variable Account.

An administrative charge is deducted from the Variable Account on a daily basis equal, on an annual basis, to .15% of the daily net assets of the Variable Account.

CONTRACT BASED EXPENSES

A cost of insurance charge is deducted against each policy by liquidating units. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total cash surrender value). Total cost of insurance charges paid by the policy owners for the years ended December 31, 1995, 1994 and 1993 were $581,193, $123,231 and $46,026, respectively.

A deferred issue charge is deducted annually, at the end of the policy year, from each single premium variable life policy for the first ten policy years by liquidating units. The amount of the charge is 7% of the single premium consisting of 2.5% for premium taxes, 4% for sales charge and .5% for policy issue charge (in the State of California, 2.35%, 4.15% and .5%, respectively). If the policy is surrendered before the full amount is collected, the uncollected portion of this charge is deducted from the account value. Total deferred issue charges paid by the policy owners for the years ended December 31, 1995, 1994 and 1993 were $28,613, $32,516 and $34,016, respectively.

A policy charge is deducted on each monthly anniversary date from each variable universal life policy by liquidating units. The amount of the charge is equal to 2.5% of each premium payment for premium taxes plus $20 per month for the first policy year and $9 per month guaranteed thereafter. Currently, Allianz Life has agreed to voluntarily limit the charge to $5 per month after the first policy year. Total policy charges paid by the policy owners for the years ended December 31, 1995 and 1994 were $292,695 and $64,030, respectively. There were no variable universal life policies issued during the year ended December 31, 1993.

Twelve free transfers are permitted each contract year. Thereafter, the fee is the lesser of $25 or 2% of the amount transferred. No transfer charges were paid by the policy owners during the years ended December 31, 1995, 1994 and 1993, respectively. Transfers to the Fixed Account during the years ended December 31, 1995 and 1994 were $21,713 and $3,609, respectively.

The cost of insurance, deferred issue, policy and transfer charges paid are reflected in the Statements of Changes in Net Assets as other transactions.


3.  INVESTMENT TRANSACTIONS

The sub-account purchases of fund shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 1995:



Money Market Fund                         $1,122,415
Growth and Income Fund                       326,793
Precious Metals Fund                         123,585
High Income Fund                             162,053
Real Estate Securities Fund                   86,588
U.S. Government Securities Fund               88,014
Utility Equity Fund                          312,133
Zero Coupon Fund - 1995                       17,464
Zero Coupon Fund - 2000                       24,625
Zero Coupon Fund - 2005                       12,928
Zero Coupon Fund - 2010                        3,109
Global Income Fund                            55,385
Investment Grade Intermediate Bond Fund       22,252
Income Securities Fund                       363,976
Adjustable U.S. Government Fund               28,937
Templeton Pacific Growth Fund                180,053
Rising Dividends Fund                         80,078
Templeton International Equity Fund          434,389
Templeton Developing Markets Equity Fund     180,752
Templeton Global Growth Fund                 285,990
Templeton Global Asset Allocation Fund           387


4.  FEDERAL INCOME TAXES

Operations of the Variable Account form a part of, and are taxed with, operations of Allianz Life, which is taxed as a life insurance company under the Internal Revenue Code.

Allianz Life does not expect to incur any federal income taxes in the operation of the Variable Account. If in the future Allianz Life determines that the Variable Account may incur federal income taxes, it may then assess a charge against the Variable Account for such taxes.

5.  CONTRACT TRANSACTIONS - UNIT ACTIVITY

Transactions in units for each fund for the years ended December 31, 1995, 1994 and 1993, were as follows:

                                                           Growth                              Real         U.S.
                                                Money       and      Precious      High       Estate     Government
                                               Market      Income     Metals      Income    Securities   Securities
                                                Fund        Fund       Fund        Fund        Fund         Fund
                                              ---------  ----------  ---------  ----------  -----------  -----------
Units outstanding at December 31, 1992          26,464      36,756     16,401      65,825        3,450       39,596
Contract transactions:
 Transfers between funds                         1,266      (4,296)    (8,477)        (59)        (272)        (451)
 Surrenders and terminations                    (4,833)     (3,404)         -           -            -            -
 Other transactions                               (467)         84          9        (701)          87         (533)
                                              ---------  ----------  ---------  ----------  -----------  -----------
     Net increase (decrease) in units
      resulting from contract transactions      (4,034)     (7,616)    (8,468)       (760)        (185)        (984)
                                              ---------  ----------  ---------  ----------  -----------  -----------

Units outstanding at December 31, 1993          22,430      29,140      7,933      65,065        3,265       38,612
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation unit value
 per unit at December 31, 1993                $ 13.773      21.604     15.396      17.020       17.556       17.775
                                              =========  ==========  =========  ==========  ===========  ===========

Contract transactions:
 Purchase payments                              59,285         751         67         265          419           62
 Transfers between funds                       (31,325)      4,606      6,162        (637)         861       (6,440)
 Surrenders and terminations                    (7,250)     (2,364)      (578)       (869)           -            -
 Other transactions                             (5,759)     (2,338)      (143)       (444)        (177)        (520)
                                              ---------  ----------  ---------  ----------  -----------  -----------
     Net increase (decrease) in units
      resulting from contract transactions      14,951         655      5,508      (1,685)       1,103       (6,898)
                                              ---------  ----------  ---------  ----------  -----------  -----------

Units outstanding at December 31, 1994          37,381      29,795     13,441      63,380        4,368       31,714
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation unit value
 per unit at December 31, 1994                $ 14.194      21.010     14.977      16.512       17.928       16.840
                                              =========  ==========  =========  ==========  ===========  ===========

Contract transactions:
 Purchase payments                              77,441       9,561      1,662       2,463        2,884        1,355
 Transfers between funds                       (57,166)      4,664      1,698       1,925        2,056        1,281
 Surrenders and terminations                    (3,275)     (2,237)    (5,150)       (772)        (427)        (965)
 Other transactions                             (8,613)     (3,762)      (820)     (1,663)      (1,253)        (983)
                                              ---------  ----------  ---------  ----------  -----------  -----------
     Net increase (decrease) in units
      resulting from contract transactions       8,387       8,226     (2,610)      1,953        3,260          688
                                              ---------  ----------  ---------  ----------  -----------  -----------

Units outstanding at December 31, 1995          45,768      38,021     10,831      65,333        7,628       32,402
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation unit value
 per unit at December 31, 1995                $ 14.898      27.700     15.214      19.628       20.913       19.966
                                              =========  ==========  =========  ==========  ===========  ===========

Accumulation net assets at December 31, 1995  $681,852   1,053,166    164,784   1,282,342      159,525      646,949
                                              =========  ==========  =========  ==========  ===========  ===========



                                                             Zero      Zero      Zero      Zero
                                                Utility     Coupon    Coupon    Coupon    Coupon   Global
                                                Equity      Fund -    Fund -    Fund -    Fund -   Income
                                                 Fund        1995      2000      2005      2010     Fund
                                              -----------  --------  --------  --------  --------  -------
Units outstanding at December 31, 1992            72,790    14,686    15,439    17,524     3,968    1,562
Contract transactions:
 Transfers between funds                            (998)        -         -    (1,326)    3,524        -
 Surrenders and terminations                      (4,617)        -         -         -         -        -
 Other transactions                                 (934)     (175)     (190)     (156)      (84)     (25)
                                              -----------  --------  --------  --------  --------  -------
     Net increase (decrease) in units
      resulting from contract transactions        (6,549)     (175)     (190)   (1,482)    3,440      (25)
                                              -----------  --------  --------  --------  --------  -------

Units outstanding at December 31, 1993            66,241    14,511    15,249    16,042     7,408    1,537
                                              ===========  ========  ========  ========  ========  =======

Accumulation unit value
 per unit at December 31, 1993                $   20.406    17.832    21.191    23.198    24.745   14.297
                                              ===========  ========  ========  ========  ========  =======

Contract transactions:
 Purchase payments                                   654         -         -         -         -      133
 Transfers between funds                          (3,468)        -         -    (1,953)   (3,442)   1,607
 Surrenders and terminations                      (1,253)        -      (379)   (1,348)        -        -
 Other transactions                               (2,205)     (186)     (276)     (182)     (162)    (102)
                                              -----------  --------  --------  --------  --------  -------
     Net increase (decrease) in units
      resulting from contract transactions        (6,272)     (186)     (655)   (3,483)   (3,604)   1,638
                                              -----------  --------  --------  --------  --------  -------

Units outstanding at December 31, 1994            59,969    14,325    14,594    12,559     3,804    3,175
                                              ===========  ========  ========  ========  ========  =======

Accumulation unit value
 per unit at December 31, 1994                $   17.912    17.823    19.614    20.821    21.866   13.483
                                              ===========  ========  ========  ========  ========  =======

Contract transactions:
 Purchase payments                                 5,744         -         -         -         -    2,992
 Transfers between funds                           6,185   (14,174)      458         -         -    1,333
 Surrenders and terminations                      (1,893)        -         -         -         -     (416)
 Other transactions                               (3,807)     (151)     (178)     (177)      (69)  (1,283)
                                              -----------  --------  --------  --------  --------  -------
     Net increase (decrease) in units
      resulting from contract transactions         6,229   (14,325)      280      (177)      (69)   2,626
                                              -----------  --------  --------  --------  --------  -------

Units outstanding at December 31, 1995            66,198         -    14,874    12,382     3,735    5,801
                                              ===========  ========  ========  ========  ========  =======

Accumulation unit value
 per unit at December 31, 1995                $   23.353         -    23.491    27.229    30.991   15.347
                                              ===========  ========  ========  ========  ========  =======

Accumulation net assets at December 31, 1995  $1,545,922         -   349,422   337,160   115,736   89,028
                                              ===========  ========  ========  ========  ========  =======



                                                Investment
                                                  Grade                    Adjustable   Templeton
                                               Intermediate     Income        U.S.       Pacific      Rising
                                                   Bond       Securities   Government     Growth    Dividends
                                                   Fund          Fund         Fund         Fund        Fund
                                              --------------  -----------  -----------  ----------  ----------
Units outstanding at December 31, 1992                  588        1,598          410         586       1,899
Contract transactions:
 Transfers between funds                                  -          527            -       9,382       1,714
 Surrenders and terminations                              -            -            -           -           -
 Other transactions                                      (6)         (21)          (7)        (44)        (37)
                                              --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions               (6)         506           (7)      9,338       1,677
                                              --------------  -----------  -----------  ----------  ----------

Units outstanding at December 31, 1993                  582        2,104          403       9,924       3,576
                                              ==============  ===========  ===========  ==========  ==========

Accumulation unit value
 per unit at December 31, 1993                $      14.017       17.423       11.481      14.407      10.453
                                              ==============  ===========  ===========  ==========  ==========

Contract transactions:
 Purchase payments                                      100        1,334          495         998         418
 Transfers between funds                              5,385        9,100         (213)      6,850         601
 Surrenders and terminations                              -            -            -           -           -
 Other transactions                                     (65)      (2,024)         (31)     (5,137)       (121)
                                              --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions            5,420        8,410          251       2,711         898
                                              --------------  -----------  -----------  ----------  ----------

Units outstanding at December 31, 1994                6,002       10,514          654      12,635       4,474
                                              ==============  ===========  ===========  ==========  ==========

Accumulation unit value
 per unit at December 31, 1994                $      13.978       16.208       11.374      13.042       9.952
                                              ==============  ===========  ===========  ==========  ==========

Contract transactions:
 Purchase payments                                      963       12,397        1,060      10,718       4,625
 Transfers between funds                                562       10,593          966       5,757       3,323
 Surrenders and terminations                         (2,761)        (783)           -        (779)        (23)
 Other transactions                                    (507)      (6,107)        (667)     (7,009)     (1,699)
                                              --------------  -----------  -----------  ----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions           (1,743)      16,100        1,359       8,687       6,226
                                              --------------  -----------  -----------  ----------  ----------

Units outstanding at December 31, 1995                4,259       26,614        2,013      21,322      10,700
                                              ==============  ===========  ===========  ==========  ==========

Accumulation unit value
 per unit at December 31, 1995                $      15.260       19.691       12.352      13.977      12.816
                                              ==============  ===========  ===========  ==========  ==========

Accumulation net assets at December 31, 1995  $      64,990      524,066       24,865     298,014     137,129
                                              ==============  ===========  ===========  ==========  ==========



                                                                Templeton                Templeton
                                                 Templeton     Developing   Templeton     Global
                                               International     Markets      Global       Asset       Total
                                                  Equity         Equity       Growth    Allocation      All
                                                   Fund           Fund         Fund        Fund        Funds
                                              ---------------  -----------  ----------  -----------  ----------
Units outstanding at December 31, 1992                     -            -           -            -     319,542
Contract transactions:
 Transfers between funds                               1,375            -           -            -       1,909
 Surrenders and terminations                               -            -           -            -     (12,854)
 Other transactions                                       (7)           -           -            -      (3,207)
                                              ---------------  -----------  ----------  -----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions             1,368            -           -            -     (14,152)
                                              ---------------  -----------  ----------  -----------  ----------

Units outstanding at December 31, 1993                 1,368            -           -            -     305,390
                                              ===============  ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at December 31, 1993                $       12.375            -           -            -
                                              ===============  ===========  ==========  ===========

Contract transactions:
 Purchase payments                                     2,526        2,054       2,721            -      72,282
 Transfers between funds                               8,168        4,590       4,585            -       5,037
 Surrenders and terminations                               -            -           -            -     (14,041)
 Other transactions                                     (659)        (545)       (558)           -     (21,634)
                                              ---------------  -----------  ----------  -----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions            10,035        6,099       6,748            -      41,644
                                              ---------------  -----------  ----------  -----------  ----------

Units outstanding at December 31, 1994                11,403        6,099       6,748            -     347,034
                                              ===============  ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at December 31, 1994                $       12.390        9.173       9.894            -
                                              ===============  ===========  ==========  ===========

Contract transactions:
 Purchase payments                                    22,647       18,183      22,517            -     197,212
 Transfers between funds                              15,984        6,624      11,063           27       3,159
 Surrenders and terminations                            (691)      (2,067)       (627)           -     (22,866)
 Other transactions                                   (8,513)      (6,629)     (8,230)          (6)    (62,126)
                                              ---------------  -----------  ----------  -----------  ----------
     Net increase (decrease) in units
      resulting from contract transactions            29,427       16,111      24,723           21     115,379
                                              ---------------  -----------  ----------  -----------  ----------

Units outstanding at December 31, 1995                40,830       22,210      31,471           21     462,413
                                              ===============  ===========  ==========  ===========  ==========

Accumulation unit value
 per unit at December 31, 1995                $       13.600        9.357      11.069       10.637
                                              ===============  ===========  ==========  ===========

Accumulation net assets at December 31, 1995  $      555,276      207,819     348,359          220   8,586,624
                                              ===============  ===========  ==========  ===========  ==========